Offerings	Apr. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, par value $0.001 pershare ("Common Shares")(1),reserved for issuance under theVEON Ltd. 2021 Long TermIncentive Plan, as amended
Amount Registered | shares	19,350,900
Proposed Maximum Offering Price per Unit	2.06
Maximum Aggregate Offering Price	$ 39,862,854.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,505.06
Offering Note	Represents Common Shares issuable under the VEON Ltd. 2021 Long Term Incentive Plan, VEON Ltd. 2021 Deferred Share Plan, and VEON Ltd. Umbrella Incentive Plan. The Common Shares may be represented by the Registrant’s American Depositary Shares (“ADSs”), with each representingtwenty-five (25) Common Shares. The ADSs have been registered under a registration statement on Form F-6, filed with the Commission on February 8, 2010.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, par value $0.001 pershare ("Common Shares")(1),reserved for issuance under theVEON Ltd. 2021 Deferred SharePlan, as amended
Amount Registered | shares	16,067,350
Proposed Maximum Offering Price per Unit	2.06
Maximum Aggregate Offering Price	$ 33,098,741.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,570.94
Offering Note	The offering price per unit and in the aggregate are estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $2.06 per share was determined by taking the average of the high and low sale prices of an ADS on the Nasdaq Global Select Market on April 10, 2026 and dividing by twenty-five (25), the number of Common Shares represented by each ADS.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, par value $0.001 per share ("Common Shares")(1), reserved for issuance under the VEON Ltd. Umbrella Incentive Plan
Amount Registered | shares	58,993,475
Proposed Maximum Offering Price per Unit	2.06
Maximum Aggregate Offering Price	$ 121,526,558.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,782.82
Offering Note